Aberdeen U.S. Mid Cap Equity Fund
Aberdeen U.S. Mid Cap Equity Fund
Objective
The Aberdeen U.S. Mid Cap Equity Fund (the “U.S. Mid Cap Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the U.S. Mid Cap Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the “Investing with Aberdeen Funds: Choosing a Share Class — Reduction and Waiver of Class A Sales Charges” section on page 200 of the Fund’s prospectus and in the “Additional Information on Purchases and Sales — Waiver of Class A Sales Charges” and “Reduction of Sales Charges” sections on pages 154-156 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Aberdeen U.S. Mid Cap Equity Fund	Class A		Class C	Class R	Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%	[1]	1.00%	none	none	none
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Aberdeen U.S. Mid Cap Equity Fund		Class A	Class C	Class R	Institutional Class	Institutional Service Class
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses	[1]	11.80%	11.80%	11.80%	11.80%	11.80%
Total Annual Fund Operating Expenses		12.80%	13.55%	13.05%	12.55%	12.55%
Less: Amount of Fee Limitations/Expense Reimbursements	[2]	11.40%	11.55%	11.40%	11.55%	11.40%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.40%	2.00%	1.65%	1.00%	1.15%
[1]	"Other Expenses" are based on anticipated expenses payable by the Fund for the current fiscal year. "Other Expenses" are based on anticipated expenses payable by the Fund for the current fiscal year. Because the Fund is new, its estimated assets are limited, resulting in a higher ratio of "Other Expenses" to fund assets before fee limitations and expense reimbursements are taken into account.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.00% for all Classes of the Fund. This contractual limitation may not be terminated before February 28, 2017 without the approval of the Board of Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A Shares, Class R Shares and Institutional Service Class Shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.

Example

This Example is intended to help you compare the cost of investing in the U.S. Mid Cap Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Aberdeen U.S. Mid Cap Equity Fund - USD ($)	1 Year	3 Years
Class A	709	3,018
Class C	303	2,761
Class R	168	2,652
Institutional Class	102	2,519
Institutional Service Class	117	2,531

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example No Redemption	1 Year	3 Years
Aberdeen U.S. Mid Cap Equity Fund | Class C | USD ($)	203	2,761

Portfolio Turnover

The U.S. Mid Cap Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Strategies

As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. mid-cap companies.  A company is considered to be a U.S. company if Fund management determines that the company meets one or more of the following criteria: the company

•                  is organized under the laws of, or has its principal office in the United States;

•                  has its principal securities trading market in the United States;

•                  alone or on a consolidated basis derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in the United States; and/or

•                  issues securities denominated in the currency of the United States.

The Fund considers mid-cap companies to be companies that have market capitalizations similar to those of companies included in the Russell Midcap® Index at the time of investment. The range of market capitalization of the Russell Midcap® Index was $259 million to $30.61 billion, with a median of $5.95 billion, as of December 31, 2015. In addition, based on current market conditions, the Fund generally will not consider a company with a market capitalization in excess of $30 billion to be mid cap; however, this maximum capitalization may change with market conditions. Some companies may outgrow, or decrease in size below, the definition of a mid-cap company after the Fund has purchased their securities or may no longer fall within the range of a reconstituted index. These companies will continue to be considered mid-cap for purposes of the Fund’s minimum 80% allocation to U.S. mid-cap company equities.  The Fund also may invest up to 20% of its net assets in the aggregate in foreign securities and securities of smaller or larger companies.  Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts.  If the Fund changes its 80% investment policy it will notify shareholders at least 60 days before the change and, if necessary, will change the name of the U.S. Mid Cap Equity Fund.

While the Fund may sell a security if its market capitalization exceeds or falls below the definition of mid-cap company, it is not required to sell solely because of that.

Principal Risks

The U.S. Mid Cap Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Foreign Securities Risk — Foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Illiquid Securities Risk — Illiquid securities are assets which may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment on its books and may include such securities as those not registered under U.S. securities laws or securities that cannot be sold in public transactions. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Illiquid securities and relatively less liquid securities may also be difficult to value.

The Fund employs proprietary procedures and tests using third-party and internal data inputs that seek to assess and manage the liquidity of its portfolio holdings. The Fund’s procedures and tests take into account relevant market, trading and other factors, and monitor whether liquidity assessments should be adjusted based on changed market conditions. These procedures and tests are designed to assist the Fund in determining its ability to meet redemption requests in various market conditions. In light of the dynamic nature of markets, there can be no assurance that these procedures and tests will enable the Fund to ensure that it has sufficient liquidity to meet redemption requests.

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle.

Market Risk — Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in those markets in which the Fund invests.

Mid-Cap Securities Risk — Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of larger companies.

Sector Risk — To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Securities Selection Risk — The investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small-Cap Securities Risk — Stocks of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Performance
Performance information is not available for the U.S. Mid Cap Equity Fund because it is new. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.